Equity (Tables)	12 Months Ended
Jun. 30, 2018
Equity
Schedule of capital (number of shares)
a)	Capital (number of shares)

Shareholder	2018	2017

Cresud S.A.C.I.F.Y.A. (a)	23,291,500	23,291,500
Board of Directors	8,431,700	161,900
Executive Board	168,267	159
Officers	8,599,967	162,059
Treasury	3,086,748	3,254,556
Other	21,910,701	30,180,801
Total shares of paid-up capital	56,888,916	56,888,916
Total outstanding shares	21,910,701	30,180,801
Outstanding shares as percentage of total shares (%)	39	53

(a)	Of this amount, 140,450 shares are held by Agro Managers S.A. and 1,000 shares are held by Agro Managers, subsidiaries of Cresud S.A.

Schedule of dividends

	2018	2017
Profit for the year (a)	126,338	27,310
(-) Constitution of legal reserve (5% of net profit)	(6,317)	(1,366)
Adjusted net profit	120,021	25,944

(-) Mandatory minimum dividends - 25% of adjusted net profit	(30,005)	(6,486)
(-) Additional dividends proposed	(10,995)	(6,486)

Proposed dividends	(41,000)	(12,972)

Set-up of reserve for investments and expansion	79,021	12,972

Total paid-in capital (per thousand shares)	56,889	56,889
(-) Treasury shares (per thousand shares)	(3,087)	(3,255)
(=) Free float (per thousand shares)	53,802	53,634

Dividend per share (R$)	0.76	0.24

Schedule of changes in treasury shares

Changes in treasury shares in the year are as follows:

Treasury shares	Number of shares	Amount (R$)
At June 30, 2016	3,344,211	37,203
Acquisitions	1,345,400	15,551
Cancellations	(1,337,684)	(14,881)
Transfer to Board of Executive Officers – 3rd Grant of Shares*	(97,371)	(1,076)
At June 30, 2017	3,254,556	36,797

Acquisitions	50,300	610
Transfer to Board of Executive Officers – 2nd and 3rd Grant of Shares (Note 21)	(218,108)	(2,199)
At June 30, 2018	3,086,748	35,208

Schedule of subscription warrants

The detailed information of the second issue market value of these subscription warrants is shown in the table below:

	Second issue
BrasilAgro	2018	2017

Price of share - R$	13.55	12.20
Maturity (years)	15	15
Maturity (day/month/year)	27/04/2021	4/27/2021
Exercise price at year end - R$/share	19.57	18.75
Number of existing shares	56,888,916	56,888,916
Percentage of capital shares subject to conversion (percentage of new capital) - %	20	20
Number of outstanding shares and stock purchase warrants	256,000	256,000